GOODWILL AND OTHER INTANGIBLE ASSETS - Included in Other Amortizable Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019
Finite-Lived Intangible Assets
Assets	$ 99,268	$ 66,645
Accumulated Amortization	(27,016)	(18,332)
Net Value	72,252	48,313
Non-compete agreements
Finite-Lived Intangible Assets
Assets	4,847	5,092
Accumulated Amortization	(2,728)	(2,262)
Net Value	2,119	2,830
Customer relationships
Finite-Lived Intangible Assets
Assets	80,343	48,084
Accumulated Amortization	(17,021)	(10,079)
Net Value	63,322	38,005
Licensing agreements
Finite-Lived Intangible Assets
Assets	4,589	4,589
Accumulated Amortization	(4,589)	(4,368)
Net Value		221
Patents
Finite-Lived Intangible Assets
Assets	965	914
Accumulated Amortization	(509)	(421)
Net Value	456	493
Tradename
Finite-Lived Intangible Assets
Assets	8,019	7,966
Accumulated Amortization	(2,123)	(1,202)
Net Value	5,896	$ 6,764
Software
Finite-Lived Intangible Assets
Assets	505
Accumulated Amortization	(46)
Net Value	$ 459